Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Unless otherwise indicated, all financial data presented in these consolidated financial statements are expressed in US dollars.

Basis of consolidation
Basis of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries. Subsidiaries are consolidated if the Company has a controlling financial interest, which may exist based on ownership of a majority of the voting interest, or based on the Company’s determination that it is the primary beneficiary of a variable interest entity (“VIE”). The Company did not have any material interests in VIEs during the years presented in these consolidated financial statements. All intercompany balances and transactions are eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ materially from these estimates.

Recently issued and adopted accounting pronouncements and Accounting pronouncements issued but not yet adopted
Recently issued and adopted accounting pronouncements
In March 2016, the FASB issued ASU 2016-09 “Compensation – Stock Compensation” (Topic 718) – “Improvement to Employee Share-Based Payment Accounting.” The core principal of the guidance is to simplify several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification of related amounts within the statement of cash flows. The standard was effective for fiscal years beginning after December 15, 2016, including interim periods within such fiscal years. The guidance was applied using a modified retrospective method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance was adopted. The Company adopted the ASU as of January 1, 2017 which resulted in an increase of $0.5 million, net of tax of $0.2 million, in accumulated deficit and the offset of $0.7 million was recorded in additional paid-in capital within the Company's consolidated balance sheet and statements of changes in stockholders' equity.
In October 2016, the FASB issued ASU 2016-17 “Consolidation” (Topic 810) - “Interests Held through Related Parties That Are under Common Control.” The core principle of the guidance is to provide amendments to the current consolidation guidance. The revised consolidation guidance modifies how a reporting entity that is a single decision maker of a VIE should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. This guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company adopted the ASU as of January 1, 2017 and the ASU was applied retrospectively to all relevant prior periods beginning with the fiscal year in which the amendments in ASU 2015-02 “Consolidation” (Topic 810) - “Amendments to the Consolidation Analysis” were applied. The adoption of this ASU had no material impact on the Company’s consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows” (Topic 230) - “Classification of Certain Cash Receipts and Cash Payments.” The ASU clarifies and provides specific guidance on eight cash flow classification issues that were not addressed within the previous guidance. The guidance is to be applied using a retrospective transition method to each period presented. The Company adopted the ASU as of January 1, 2018 and accordingly restated the consolidated statement of cash flows to conform with the current period presentation under this new guidance. As a result of the adoption, the Company reclassified $3.7 million and $0.4 million of cash outflows previously reported as operating activities to financing activities within the consolidated statement of cash flows related to contingent consideration payments for the years ended December 31, 2017 and 2016, respectively.
In March 2017, the FASB issued ASU 2017-07 “Compensation - Retirement Benefits” (Topic 715) - “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” The ASU requires entities to disaggregate the service cost component from the other components of net periodic benefit costs and present it with other current compensation costs for related employees in the income statement, and present the other component elsewhere in the income statement and outside of income from operations if that subtotal is presented. The amendments in this update also allow only the service cost component to be eligible for capitalization when applicable. The guidance is to be applied retrospectively for all periods presented. The Company adopted the ASU as of January 1, 2018 and accordingly restated the consolidated statement of operations to conform with the current period presentation under this new guidance. As a result of the adoption, the Company reclassified interest cost, expected return on assets and amortization of prior service costs from warehousing, selling and administrative expenses to other expense, net as well as the mark to market, curtailment, and settlement expenses from other operating expenses, net to other expense, net. Adoption of ASU 2017-07 resulted in a $9.9 million, $15.3 million and $26.8 million reclassification between warehouse, selling and administrative expenses and other expense, net within the Company’s consolidated statement of operations for the years ended December 31, 2017, 2016 and 2015, respectively. The adoption also resulted in a $5.9 million, $67.3 million and $17.1 million reclassification between other operating expenses, net and other expense, net within the Company’s consolidated statement of operations for the years ended December 31, 2017, 2016 and 2015, respectively. This reclassification did not affect the Company’s net income (loss), income (loss) per common share, financial position or cash flows.
Accounting pronouncements issued but not yet adopted
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) 605, “Revenue Recognition.” This new revenue standard creates a single source of revenue guidance for all companies in all industries and is more principles-based than the current revenue guidance. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method) or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). We plan to adopt this update on January 1, 2018 using the modified retrospective approach by recognizing the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings for 2018.
The Company expects the net impact to accumulated deficit related to the adoption transition adjustment to not be material. The adjustment primarily relates to bill-and-hold arrangements and transition to an over time revenue recognition methodology for select service lines of business. The Company also expects adjustments to the consolidated balance sheet related to the adoption transition adjustment, which are primarily due to a change in classification of customer prepayments and return reserves.
In January 2016, the FASB issued ASU 2016-01 “Financial Instrument – Recognition and Measurement of Financial Assets and Financial Liabilities” (Subtopic 825-10). The core principle of the guidance is that an entity should classify equity securities with readily determinable fair values as “trading” or “available-for-sale” and requires equity securities to be measured at fair value with changes in the fair value recognized through net income. For equity investments that do not have readily determinable fair values, remeasurement is required at fair value either upon the occurrence of an observable price change or upon identification of impairment. The ASU defines an equity investment as “investments in partnerships, unincorporated joint ventures and limited liability companies that do not result in consolidation and are not accounted for under the equity method.” This guidance is applied as a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption and is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this accounting standard update on its internal processes, operating results and financial reporting. The Company does not expect a significant impact to its consolidated financial statements when it adopts this ASU.
In February 2016, the FASB issued ASU 2016-02 “Leases” (Topic 842), which supersedes the lease recognition requirements in ASC Topic 840, “Leases.” The core principal of the guidance is that an entity should recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. The standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within such fiscal years. Early adoption is permitted. The guidance is to be applied using a modified retrospective transition method with the option to elect a package of practical expedients. The Company has established a project team to evaluate and implement the standard. The project team is in the process of determining and reviewing the scope of arrangements subject to this standard, as well as, assessing the impact to our systems, processes and internal controls to comply with the standard’s reporting and disclosure requirements. Upon adoption of this standard, the Company expects the consolidated balance sheet to include a right of use asset and liability related to certain operating lease arrangements. The Company is currently evaluating the impact of the adoption of this accounting standard update on its internal processes, operating results and financial reporting.
In June 2016, the FASB issued ASU 2016-13 “Financial Instruments - Credit Losses” (Topic 326) - “Measurement of Credit Losses on Financial Instruments.” The ASU requires entities to use a Current Expected Credit Loss model which is a new impairment model based on expected losses rather than incurred losses. Under the model, an entity would recognize an impairment allowance equal to its current estimate of all contractual cash flows that the entity does not expect to collect from financial assets measured at amortized cost. The entity's estimate would consider relevant information about past events, current conditions and reasonable and supportable forecasts, which will result in recognition of lifetime expected credit losses upon initial recognition of the related assets. This guidance will be effective for fiscal years beginning after December 15, 2019, including interim periods within such fiscal years. The Company expects to adopt this guidance when effective, and does not expect the guidance to have a significant impact to its consolidated financial statements when it adopts this ASU on January 1, 2020.
In October 2016, the FASB issued ASU 2016-16 “Income Taxes” (Topic 740) - “Intra-Entity Transfers of Assets Other Than Inventory.” The ASU eliminates the exception that prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party for assets other than inventory. The standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within such fiscal years. Early adoption is permitted as of the beginning of an annual reporting period for which financial statements (interim or annual) have not yet been issued. The guidance requires modified retrospective adoption. The Company expects to adopt this guidance when effective, and does not expect the guidance to have a significant impact to its consolidated financial statements when it adopts this ASU on January 1, 2018.
In November 2016, the FASB issued ASU 2016-18 “Statement of Cash Flows” (Topic 230) - “Restricted Cash.” The ASU clarifies and provides specific guidance on restricted cash classification issues that are not currently addressed by current guidance; and therefore, reduces the current diversity in practice. The standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within such fiscal years. Early adoption is permitted. The guidance is to be applied using a retrospective transition method to each period presented. The Company does not expect any impact to its consolidated statement of operations or consolidated balance sheet since the ASU only addresses classification items within the statement of cash flows.
In January 2017, the FASB issued ASU 2017-01 “Business Combinations” (Topic 805) - “Clarifying the Definition of a Business.” The core principle of the guidance is to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within such fiscal years. Early adoption is permitted immediately, pending non-recognition of the business transaction in previously issued or made available financial statements. The Company does not expect a significant impact to its consolidated financial statements when it adopts this ASU.
In January 2017, the FASB issued ASU 2017-04 “Intangibles - Goodwill and Other” (Topic 350) - “Simplifying the Test for Goodwill Impairment.” The core principle of the guidance is to simplify the accounting for goodwill impairments by eliminating step 2 from the goodwill impairment test. The new standard allows an entity to calculate goodwill impairment as the excess of a reporting unit's carrying amount in comparison to the reporting unit's fair value. The standard will be effective for fiscal years beginning after December 15, 2019, including interim periods within such fiscal years. Early adoption is permitted, including adoption in an interim period, for goodwill impairment tests performed on dates after January 1, 2017. The Company expects to adopt the pronouncement in 2018 and does not expect a significant impact to its consolidated financial statements.
In May 2017, the FASB issued ASU 2017-09 “Compensation - Stock Compensation” (Topic 718) - “Scope of Modification Accounting.” The ASU provides clarity and reduces both diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within such fiscal years. Early adoption is permitted, including adoption in an interim period. The guidance is to be applied prospectively. The Company does not expect a significant impact to its consolidated financial statements when it adopts this ASU.
In August 2017, the FASB issued ASU 2017-12 “Derivatives and Hedging (Topic 815) - Targeted Improvements to Accounting for Hedging Activities.” The ASU better aligns hedge accounting with an entity’s risk management activities, simplifies the application of hedge accounting, and improves transparency as to the scope and results of hedging programs. The standard will be effective for fiscal years beginning after December 15, 2018, including interim periods within such fiscal years. Early adoption is permitted in any interim period after issuance of the ASU. The guidance is to be applied using a modified retrospective approach to existing hedging relationships as of the adoption date. The amended presentation and disclosure guidance is required only prospectively. The Company is evaluating the impact of the ASU on its consolidated financial statements.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include highly-liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash. Cash at banks earn interest at floating rates based on daily bank deposit rates.

Trade accounts receivable, net
Trade accounts receivable, net
Trade accounts receivable are stated at the invoiced amount, net of an allowance for doubtful accounts.
In the normal course of business, the Company provides credit to its customers, performs ongoing credit evaluations of these customers and maintains reserves for potential credit losses. In certain situations, the Company will require up-front cash payment, collateral and/or personal guarantees based on the credit worthiness of the customer.
The allowance for doubtful accounts was $13.0 million and $13.4 million at December 31, 2017 and 2016, respectively. The allowance for doubtful accounts is estimated based on an individual assessment of collectability based on factors that include current ability to pay, bankruptcy and payment history, as well as a general reserve related to prior experience.

Inventories
Inventories
Inventories consist primarily of products purchased for resale and are stated at the lower of cost or net realizable value. Inventory cost is determined by the weighted average cost method. Inventory cost includes purchase price from producers net of any rebates received, inbound freight and handling, and direct labor and other costs incurred to blend and repackage product and excludes depreciation expense. The Company recognized $3.3 million, $6.6 million and $0.8 million of lower of cost or net realizable value adjustments to certain of its inventories in the years ended December 31, 2017, 2016 and 2015, respectively. The expense related to these adjustments is included in cost of goods sold in the consolidated statements of operations.

Producer incentives
Producer incentives
The Company has arrangements with certain producers that provide discounts when certain measures are achieved, generally related to purchasing volume. Volume rebates are generally earned and realized when the related products are purchased during the year. The reduction in cost of goods sold is recorded when the related products, on which the rebate was earned, are sold. As our right to receive these incentives will depend on our purchases for the entire year, our accounting estimates depend on our ability to accurately forecast annual purchases. Discretionary rebates are recorded when received. The unpaid portion of rebates from producers is recorded in prepaid expenses and other current assets in the consolidated balance sheets.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment are carried at historical cost, net of accumulated depreciation. Expenditures for improvements that add functionality and/or extend useful life are capitalized. The Company capitalizes interest costs on significant capital projects, as an increase to property, plant and equipment. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over the estimated useful life of each asset from the time the asset is ready for its intended purpose, with consideration of any expected residual value. Depreciation expense is recorded to depreciation within the consolidated statement of operations.
The estimated useful lives of property, plant and equipment are as follows:

Buildings	10-50 years
Main components of tank farms	5-40 years
Containers	2-15 years
Machinery and equipment	5-20 years
Furniture, fixtures and others	5-20 years
Information technology	3-10 years

The Company evaluates the useful life and carrying value of property, plant and equipment for impairment if an event occurs or circumstances change that would indicate the carrying value may not be recoverable. If an asset is tested for possible impairment, the Company compares the carrying amount of the related asset group to future undiscounted net cash flows expected to be generated by that asset group. If the carrying amount of the asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent that the carrying amount exceeds its estimated fair value.
Leasehold improvements are capitalized and amortized over the lesser of the term of the applicable lease, including renewable periods if reasonably assured, or the useful life of the improvement.
Assets under capital leases where ownership transfers to the Company at the end of the lease term or the lease agreement contains a bargain purchase option are depreciated over the useful life of the asset. For remaining assets under capital leases, the assets are depreciated over the lesser of the term of the applicable lease, including renewable periods if reasonably assured, or the useful life of the asset with consideration of any expected residual value.
Refer to “Note 11: Property, plant and equipment, net” for further information.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations.
Goodwill is tested for impairment annually on October 1, or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Goodwill is tested for impairment at a reporting unit level using either a qualitative assessment, commonly referred to as a “step zero” test, or a quantitative assessment, commonly referred to as a “step one” test. For each of the reporting units, the Company has the option to perform either the step zero or the step one test. The Company’s reporting units are identical to the identified four operating segments: USA, Canada, EMEA, and Rest of World.
The Company elected the step zero test to evaluate goodwill for impairment for each of the reporting units during 2017 and 2016. The step zero goodwill impairment test utilizes qualitative factors to determine whether it is more likely than not that the fair value of the reporting units is less than its carrying value. Qualitative factors include: macroeconomic conditions; legal and regulatory environment; industry and market considerations; overall financial performance and cost factors to determine whether a reporting unit is at risk for goodwill impairment. In the event a reporting unit fails the step zero goodwill impairment test, it is necessary to perform the step one goodwill impairment test.
Prior to the year ended December 31, 2016, the Company tested for goodwill impairment at a reporting level using a two-step test. The step one goodwill impairment test compares the estimated fair value of each reporting unit with the reporting unit’s carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Step two of the impairment test, if necessary, would require the identification and estimation of the fair value of the reporting unit’s individual assets, including currently unrecognized intangible assets and liabilities in order to calculate the implied fair value of the reporting unit’s goodwill. Under step two, an impairment loss is recognized to the extent the carrying amount of the reporting unit’s goodwill exceeds the implied fair value.
Intangible assets consist of customer and producer relationships and contracts, intellectual property trademarks, trade names, non-compete agreements and exclusive distribution rights. Intangible assets have finite lives and are amortized over their respective useful lives of 2 to 20 years. Amortization of intangible assets is based on the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up which is based on the undiscounted cash flows, or when not reliably determined, on a straight-line basis. Intangible assets are tested for impairment if an event occurs or circumstances change that indicates the carrying value may not be recoverable. Refer to “Note 13: Impairment charges” for further information.
Customer relationship intangible assets represent the fair value allocated in purchase price accounting for the ongoing relationships with an existing customer base acquired in a business combination. The fair value of customer relationships is determined using the excess earnings methodology, an income based approach. The excess earnings methodology provides an estimate of the fair value of customer relationship assets by deducting economic costs, including operating expenses and contributory asset charges from revenue expected to be generated by the asset. These estimated cash flows are then discounted to the present value equivalent.
Refer to “Note 12: Goodwill and intangible assets” for further information.

Short-term financing and Long-term debt
Short-term financing
Short-term financing includes bank overdrafts and short-term lines of credit. Refer to “Note 15: Debt” for further information.
Long-term debt
Long-term debt consists of loans with original maturities greater than one year. Fees paid in connection with the execution of line-of-credit arrangements are included in other assets and fees paid in connection with the execution of a recognized debt liability as a direct deduction from the carrying amount of that debt liability. These fees are amortized using the effective interest method over the term of the related debt or expiration of the line-of-credit arrangement. Refer to “Note 15: Debt” for further information.

Income taxes
Income taxes
The Company is subject to income taxes in the US and numerous foreign jurisdictions. Significant judgment in the forecasting of taxable income using historical and projected future operating results is required in determining the Company’s provision for income taxes and the related assets and liabilities. The provision for income taxes includes income taxes paid, currently payable or receivable and those deferred.
On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (the “Tax Act”). The legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. The Tax Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act. The Company has recognized the provisional tax impacts related to deemed repatriated earnings and the revaluation of deferred tax assets and liabilities and included these amounts in its consolidated financial statements for the year ended December 31, 2017. The ultimate impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions the Company has made, additional regulatory guidance that may be issued, and actions the Company may take as a result of the Tax Act. The accounting is expected to be complete within the measurement period of one year from December 22, 2017.
In the event that the actual outcome of future tax consequences differs from the Company’s estimates and assumptions due to changes or future events such as tax legislation, geographic mix of the earnings, completion of tax audits or earnings repatriation plans, the resulting change to the provision for income taxes could have a material effect on the consolidated statement of operations and consolidated balance sheet.
Deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Deferred tax assets are also recognized for the estimated future effects of tax loss carryforwards. The effect on deferred taxes of changes in tax rates is recognized in the period in which the revised tax rate is enacted.
The Company records valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and the ability to carry back losses to prior years. Realization is dependent upon generating sufficient taxable income prior to expiration of tax attribute carryforwards. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized, or if not, a valuation allowance has been recorded. The Company continues to monitor the value of its deferred tax assets, as the amount of the deferred tax assets considered realizable, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced, or current tax planning strategies are not implemented.
US GAAP prescribes a recognition threshold and measurement attribute for the accounting and financial statement disclosure of tax positions taken or expected to be taken in a tax return. The evaluation of a tax position is a two-step process. The first step requires the Company to determine whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position. The second step requires the Company to recognize in the financial statements each tax position that meets the more likely than not criteria, measured at the amount of benefit that has a greater than fifty percent likelihood of being realized.
The Company recognizes interest and penalties related to unrecognized tax benefits within interest expense and warehousing, selling and administrative, respectively, in the accompanying consolidated statements of operations. Accrued interest and penalties are included within either other accrued expenses or other long-term liabilities in the consolidated balance sheets.
Refer to “Note 7: Income taxes” for further information.

Pension and other postretirement benefit plans
Pension and other postretirement benefit plans
The Company sponsors several defined benefit and defined contribution plans. The Company’s contributions to defined contribution plans are charged to income during the period of the employee’s service.
The benefit obligation and cost of defined benefit pension plans and other postretirement benefits are calculated based upon actuarial valuations, which involves making assumptions about discount rates, expected rates of return on assets, future salary increases, future health care costs, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.
The projected benefit obligation is calculated separately for each plan based on the estimated future benefit employees have earned in return for their service based on the employee’s expected date of retirement. Those benefits are discounted to determine the present value of the benefit obligations using the projected unit-credit method. A liability is recognized on the balance sheet for each plan with a projected benefit obligation in excess of the fair value of plan assets. An asset is recorded for each plan with plan assets at fair value in excess of the projected benefit obligation.
The Company recognizes the actuarial gains or losses that arise during the period within other expense, net in the consolidated statement of operations. This “mark to market” adjustment is recognized at each December 31. This adjustment primarily includes gains and losses resulting from changes in discount rates and the difference between the expected rate of return on plan assets and actual plan asset returns. Curtailment and settlement gains and losses are recognized in other expense, net in the statement of operations. Curtailment losses must be recognized in the statement of operations when it is probable that a curtailment will occur and its effects are reasonably estimable. However, a curtailment gain is recognized in the statement of operations when the related employees terminate or the plan suspension or amendment is adopted, whichever is applicable. Settlement gains and losses are recognized in the period in which the settlement occurs, regardless of how probable it is at an earlier date that the settlement will occur and despite the fact that the probable gain or loss may be reasonably estimable before the settlement actually takes place. The Company recognizes prior service costs or credits that arise during the period in other comprehensive loss, and amortizes these items in subsequent periods as components of net periodic benefit cost within other expense, net in the consolidated statement of operations. All other components of net periodic benefit cost are classified as other expense, net with the exception of service cost which are classified as warehousing, selling and administrative expenses in the consolidated statements of operations.
The fair value of plan assets is used to calculate the expected return on assets component of the net periodic benefit cost.
Refer to “Note 8: Employee benefit plans” for further information.

Leases
Leases
All leases that are determined not to meet any of the capital lease criteria are classified as operating leases. Operating lease costs are recognized as an expense in the statement of operations on a straight-line basis over the lease term.
The Company leases certain vehicles and equipment that qualify for capital lease classification. Assets under capital leases are carried at historical cost, net of accumulated depreciation and are included in property, plant and equipment, net in the consolidated balance sheet. Depreciation expense related to the capital lease assets is included in depreciation expense in the consolidated statement of operations. Refer to “Note 11: Property, plant and equipment, net” for further information.
The present value of minimum lease payments under a capital lease is included in current portion of long-term debt and long-term debt in the consolidated balance sheet. The capital lease obligation is amortized utilizing the effective interest method and interest expense related to the capital lease obligation is included in interest expense in the consolidated statement of operations. Refer to “Note 19: Commitments and contingencies” for further information.

Contingencies
Contingencies
A loss contingency is recorded if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. The Company evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of the ultimate loss. Changes in these factors and related estimates could materially affect the Company’s financial position and results of operations. Legal expenses are recorded as legal services are provided. Refer to “Note 19: Commitments and contingencies” for further information.

Environmental liabilities
Environmental liabilities
Environmental contingencies are recognized for probable and reasonably estimable losses associated with environmental remediation. Incremental direct costs of the investigation, remediation effort and post-remediation monitoring are included in the estimated environmental contingencies. Expected cash outflows related to environmental remediation for the next 12 months and amounts for which the timing is uncertain are reported as current within other accrued expenses in the consolidated balance sheets. The long-term portion of environmental liabilities is reported within other long-term liabilities in the consolidated balance sheets on an undiscounted basis, except for sites for which the amount and timing of future cash payments are fixed or reliably determinable. Environmental remediation expenses are included within warehousing, selling and administrative expenses in the consolidated statements of operations, unless associated with disposed operations, in which case such expenses are included in other operating expenses, net.
Environmental costs are capitalized if the costs extend the life of the property, increase its capacity and/or mitigate or prevent contamination from future operations.
Refer to “Note 19: Commitments and contingencies” for further information.

Revenue recognition
Revenue recognition
The Company recognizes net sales when persuasive evidence of an arrangement exists, delivery of products has occurred or services are provided to customers, the sales price is fixed or determinable and collectability is reasonably assured. Net sales includes product sales, billings for freight and handling charges and fees earned for services provided, net of any discounts, returns, customer rebates and sales or other revenue-based tax. The Company recognizes product sales and billings for freight and handling charges when products are considered delivered to the customer under the terms of the sale. Fee revenues are recognized when services are completed.
The Company’s sales to customers in the agriculture end market, principally in Canada, often provide for a form of inventory protection through credit and re-bill as well as understandings pursuant to which certain price changes from chemical producers may be passed through to the customer. These arrangements require the Company to make estimates of potential returns of unused chemicals as well as revenue deferral to the extent the sales price is not considered determinable. The estimates used to determine the amount of revenue associated with product likely to be returned are based on past experience adjusted for any current market conditions.

Foreign currency translation
Foreign currency translation
The functional currency of the Company’s subsidiaries is the local currency, unless the primary economic environment requires the use of another currency. Transactions denominated in foreign currencies are translated into the functional currency of each subsidiary at the rate of exchange on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency of each subsidiary at period-end exchange rates. These foreign currency transaction gains and losses are recognized in other (expense) income, net in the consolidated statements of operations.
Foreign currency gains and losses relating to intercompany borrowings that are considered a part of the Company’s investment in a foreign subsidiary are reflected as a component of currency translation within accumulated other comprehensive loss in stockholders’ equity. In the year ended December 31, 2017, total foreign currency gains related to such intercompany borrowings were $4.8 million and in the years ended December 31, 2016 and 2015, total foreign currency losses related to such intercompany borrowings were $34.8 million and $11.2 million, respectively.
Assets and liabilities of foreign subsidiaries are translated into US dollars at period-end exchange rates. Income and expense accounts of foreign subsidiaries are translated into US dollars at the average exchange rates for the period. The net exchange gains and losses arising on this translation are reflected as a component of currency translation within accumulated other comprehensive loss in stockholders’ equity.

Stock-based compensation plans
Stock-based compensation plans
The Company measures the total amount of employee stock-based compensation expense for a grant based on the grant date fair value of each award and recognizes the stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting tranche of an award. Stock-based compensation is based on unvested outstanding awards. The Company has elected to recognize forfeitures when realized. Stock-based compensation expense is classified within other operating expenses, net in the consolidated statements of operations. Refer to “Note 9: Stock-based compensation” for further information.

Share repurchases
Share repurchases
The Company does not hold any treasury shares, as all shares of common stock are retired upon repurchase. Furthermore, when share repurchases occur and the common stock is retired, the excess of repurchase price over par is allocated between additional paid-in capital and accumulated deficit such that the portion allocated to additional paid-in-capital being limited to the additional paid-in-capital created from that particular share issuance (i.e. the book value of those shares) plus any resulting leftover additional paid-in-capital from previous share repurchases in instances where the repurchase price was lower than the original issuance price.

Fair value
Fair value
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. US GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.

Level 2
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuation in which all significant inputs and significant value drivers are observable in active markets.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
When available, the Company uses quoted market prices to determine fair value and classifies such items as Level 1. In cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified as Level 2. If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market information. Items valued using internally generated valuation techniques are classified according to the lowest level input that is significant to the valuation, and may be classified as Level 3 even though there may be significant inputs that are readily observable. Refer to “Note 16: Fair value measurements” for further information.
Certain financial instruments, such as derivative financial instruments, are required to be measured at fair value on a recurring basis. Other financial instruments, such as the Company’s own debt, are not required to be measured at fair value on a recurring basis. The Company elected to not make an irrevocable election to measure financial instruments and certain other items at fair value.

Derivatives
Derivatives
The Company uses derivative financial instruments, such as foreign currency contracts, interest rate swaps and interest rate caps, to manage its risks associated with foreign currency and interest rate fluctuations. Derivative financial instruments are recorded in either prepaid expenses and other current assets, other assets, other accrued expenses or other long-term liabilities in the consolidated balance sheets at fair value. The fair value of forward currency contracts is calculated by reference to current forward exchange rates for contracts with similar maturity profiles. The fair value of interest rate swaps is determined by estimating the net present value of amounts to be paid under the agreement offset by the net present value of the expected cash inflows based on market rates and associated yield curves. For derivative contracts with the same counterparty where the Company has a master netting arrangement with the counterparty, the fair value of the asset/liability is presented on a net basis within the consolidated balance sheets. Refer to “Note 16: Fair value measurements” for additional information relating to the gross and net balances of derivative contracts. Changes in the fair value of derivative financial instruments are recognized in the consolidated statements of operations, unless specific hedge accounting criteria are met. Cash flows associated with derivative financial instruments are recognized in the operating section of the consolidated statements of cash flows.
For the purpose of hedge accounting, derivatives are classified as either fair value hedges, where the instrument hedges the exposure to changes in the fair value of a recognized asset or liability, or cash flow hedges, where the instrument hedges the exposure to variability in cash flows that are either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction. Gains and losses on derivatives that meet the conditions for fair value hedge accounting are recognized immediately in the consolidated statements of operations, along with the offsetting gain or loss on the related hedged item. For derivatives that meet the conditions for cash flow hedge accounting, the effective portion of the gain or loss on the derivative is recognized in accumulated other comprehensive loss on the consolidated balance sheet and the ineffective portion is recognized immediately in other (expense) income, net within the consolidated statement of operations. Amounts in accumulated other comprehensive loss are reclassified to the consolidated statement of operations in the same period in which the hedged transactions affect earnings.
For derivative instruments designated as hedges, the Company formally documents the hedging relationship to the hedged item and its risk management strategy. The Company assesses the effectiveness of its hedging instruments at inception and on an ongoing basis. Hedge accounting is discontinued when the hedging instrument is sold, expired, terminated or exercised, or no longer qualifies for hedge accounting.
Refer to “Note 17: Derivatives” for further information.

Earnings per share
Earnings per share
Basic earnings per share is based on the weighted average number of common shares outstanding during each period, which excludes non-vested restricted stock units, non-vested restricted stock, and stock options. Diluted earnings per share is based on the weighted average number of common shares and dilutive common share equivalents outstanding during each period. The Company reflects common share equivalents relating to stock options, non-vested restricted stock and non-vested restricted stock units in its computation of diluted weighted average shares outstanding, unless the effect of inclusion is anti-dilutive. The effect of dilutive securities is calculated using the treasury stock method.
The Company has issued certain restricted stock awards, which are unvested stock-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, The Company calculates net income applicable to common stock using the two-class method, whereby net income is allocated between common stock and participating securities.
Refer to “Note 3: Earnings per share” for further information.